Redeemable Convertible Preferred Stock - Additional information (Details) (Imported) $ / shares in Units, $ in Millions		3 Months Ended	12 Months Ended
	Mar. 24, 2020 director	Mar. 31, 2024 USD ($) director $ / shares	Dec. 31, 2023 USD ($) director $ / shares
Redeemable Convertible Preferred Stock
Minimum price per share for the public offering of common stock to trigger mandatory conversion		$ 13.9671	$ 13.9671
Minimum gross proceeds for mandatory conversion | $		$ 50	$ 50
Post-money fully diluted valuation amount following with the listing of common stock for mandatory redemption | $		$ 250	$ 250
Minimum percentage of holders specified by vote or written consent for mandatory conversion		60.00%	60.00%
Threshold percentage of outstanding preferred stock by written notice to prevent deemed liquidation		60.00%	60.00%
Threshold number of days for written notice prior to the effective date of liquidation event		5 days	5 days
Preferred stock holders entitled to elect number of directors | director		2	2
Number of directors | director	5	5	5
Series A-1
Redeemable Convertible Preferred Stock
Dividends payable per share if, declared		$ 0.3725	$ 0.3725
Series A-2
Redeemable Convertible Preferred Stock
Dividends payable per share if, declared		0.2902	0.2902
Series A-3
Redeemable Convertible Preferred Stock
Dividends payable per share if, declared		$ 0.1539	$ 0.1539